NOTE 21: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 18 Supplemental Disclosure With Respect To Cash Flows
Shares issued for acquisition of Sun Valley	$ 3,047,682	$ 0	$ 0
Shares issued for compensation	304,721	0	0
Shares returned to treasury	(477,180)	0	0
Shares returned to treasury	(477,180)	0	0
Shares issued as settlement of notes payable	184,291	0	0
Shares issued as settlement of convertible debenture	189,735	0	0
Shares issued as settlement of accounts payable	483,098	0	0
Warrants issued to agents	66,405	0	0
Shares issued for services	122,932	0	0
Shares issued to agents	20,255	0	0
Conversion of convertible debt to share purchase warrants	0	1,292,265	0
Shares issued to marketing services company	0	477,180	0
Shares issued to former CEO	0	477,180	0
Conversion of notes payable into units	0	114,567	0
Total non-cash transactions	$ 3,464,759	$ 2,361,192	$ 0